Share-based payments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2024	30 June 2024	30 June 2023	30 June 2023

Outstanding as at 1 July	8,906,839	$41.93	9,010,547	$41.67
Granted during the year	34,454	$13.47	-	-
Forfeited during the year	-	-	(103,708)	$20.03
Exercised during the year	(457,282)	$1.89	-	-

Outstanding at the end of the financial year	8,484,011	$43.97	8,906,839	$41.93

Exercisable at the end of the financial year	3,332,076	$3.01	3,485,302	$2.97

Reconciliation of Outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

	Number of RSUs	Number of RSUs
	30 June 2024	June 30, 2023

Outstanding as at 1 July	3,623,867	-
Granted during the year	3,314,794	3,740,366
Forfeited during the year	(221,455)	(112,499)
Exercised during the year	(104,559)	(4,000)

Outstanding at the end of the financial year	6,612,647	3,623,867

Exercisable at the end of the financial year	-	-

Measurement of Fair Value Arrangements Granted
The following table lists the inputs used in measuring the fair value of arrangements granted during the years ended 30 June 2024 and 30 June 2023:

Grant date	Dividend yield	Expected volatility	Risk-free interest rate	Expected life (weighted average)	Grant date share price	Exercise price (weighted average)	Fair value (weighted average)	Number of options/RSUs granted
	%	%	%	years	US$	US$	US$

Long Term Incentive Plan
1 July 2022
Service RSUs	-	-	-	3.74	3.73	-	3.73	1,109,500
TSR RSUs (3.25 years)	-	120%	3.00%	3.25	3.73	-	3.22	138,189
TSR RSUs (4.25 years)	-	120%	3.25%	4.25	3.73	-	3.38	138,189
Share Price Target RSU	-	120%	3.60%	15.00	3.73	-	1.72	611,260

22 December 2022
Service RSUs	-	-	-	1.00	1.13	-	1.13	104,559

11 January 2023
Service RSUs	-	-	-	3.75	1.53	-	1.53	169,870
TSR RSUs	-	120%	3.25%	3.75	1.53	-	1.32	42,467

19 June 2023
Service RSUs	-	-	-	2.00	3.42	-	3.42	1,426,332

1 July 2023
Service RSUs	-	-	-	2.00	4.66	-	4.66	1,676,083
TSR RSUs	-	-	4.39%	3.00	4.66	-	2.40	1,534,598

17 July 2023
Service RSUs	-	-	-	1.00	7.14	-	7.14	18,908

13 January 2024
Service RSUs	-	-	-	2.00	5.15	-	5.15	45,078
TSR RSUs	-	-	3.85%	3.00	5.15	-	2.98	40,127